Derivative Financial Instruments and Hedging Activities (Tables)	6 Months Ended
Jun. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Derivatives
As of June 30, 2022, we had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk (in thousands, except number of instruments):

Interest Rate Swaps	June 30, 2022
Number of instruments	7
Notional amount	$500,000

The table below presents the fair value of our derivative financial instruments designated as cash flow hedges as well as the classification in the accompanying condensed consolidated balance sheets as of June 30, 2022 and December 31, 2021, respectively (in thousands):

	Asset Derivatives			Liability Derivatives
		Fair Value at:			Fair Value at:
Derivatives Designated as Hedging Instruments:	Balance Sheet Location	June 30, 2022	December 31, 2021	Balance Sheet Location	June 30, 2022	December 31, 2021
Interest rate swaps	Receivables and other assets	$7,721	$—	Derivative financial instruments	$—	$5,069
The table below presents the gain or loss recognized on our derivative financial instruments designated as cash flow hedges as well as the classification in the accompanying condensed consolidated statements of operations for the three and six months ended June 30, 2022 and 2021, respectively (in thousands):

		Three Months Ended June 30,		Six Months Ended June 30,
Effect of Derivative Instruments	Location in Statement of Operations and Comprehensive Income (Loss)	2022	2021	2022	2021
Gain (loss) recognized in OCI	Change in unrealized losses on cash flow hedges	$3,255	$(150)	$10,473	$1,013
Gain (loss) reclassified from accumulated OCI into income	Interest expense	(830)	(1,673)	(2,429)	(3,302)